Related Parties - Summary of Analysis of the Balances with Related Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	$ 1,158,611	$ 1,391,300
Amounts payable to related party transactions	4,216,882	3,999,916
Hubard y Bourlon SA de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	52,026	437,231
Patrimonial Inbursa, SA [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	145,676	327,985
Sears Roebuck de México, S.A. de C.V. and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	339,366	233,402
Sanborns Hermanos, SA [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	192,599	160,116
Claroshopcom SAPI de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	40,906	100,075
Amounts payable to related party transactions	247,081	4,300
Carso Infraestructura y Construccion, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	1,273,085	2,192,405
Grupo Condumex, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	122,555	10,038
Amounts payable to related party transactions	1,709,487	1,054,526
Fianzas Guardiana Inbursa, SA de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	385,287	241,898
Grupo Financiero Inbursa, SAB de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	102,314	234,954
Seguros Inbursa SA de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	113,089	92,173
PC Industrial, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	4,761	44,198
Enesa, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	9,384	22,014
Other related parties [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	265,483	122,453
Amounts payable to related party transactions	292,012	113,448
Sociedad Financiera Inbursa, S.A. de C.V.
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	$ 80,382	$ 0